Income Taxes - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Net deferred tax asset carryforward	$ 59,942,144	$ 48,735,783	$ 41,034,013
Uncertain tax positions	0
Income tax interest and penalties expense	0	0
New Jersey
Income Tax [Line Items]
Net deferred tax asset carryforward	124,504,677
New Jersey | Minimum
Income Tax [Line Items]
Net operating loss carryforwards, expiration year	2015
New Jersey | Maximum
Income Tax [Line Items]
Net operating loss carryforwards, expiration year	2034
Federal
Income Tax [Line Items]
Net deferred tax asset carryforward	$ 162,996,989
Federal | Minimum
Income Tax [Line Items]
Net operating loss carryforwards, expiration year	2025
Federal | Maximum
Income Tax [Line Items]
Net operating loss carryforwards, expiration year	2034